Share Capital - Schedule of Dividends Declared (Details) - KZT (₸) ₸ / shares in Units, ₸ in Millions	1 Months Ended							12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024	Apr. 30, 2024	Feb. 29, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Dividends declared	₸ 161,514	₸ 161,514	₸ 161,514	₸ 161,514	₸ 161,065	₸ 129,702	₸ 269,365	₸ 646,056	₸ 560,132
Dividend per share	₸ 850	₸ 850	₸ 850	₸ 850	₸ 850	₸ 750	₸ 1,350